Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations, Plan Assets and Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in plan assets
Plan assets at beginning of period	$ 1,404
Plan assets at end of period	1,589	$ 1,404
Reported in Consolidated Balance Sheets
Pension assets	474	343
Retirement Plans
Change in benefit obligation
Benefit obligation at beginning of period	1,115	1,056
Projected benefit obligation of acquired plans	0	389
Service cost	9	14	$ 15
Interest cost	61	43	30
Actuarial loss (gain)	50	(324)
Benefits paid	(66)	(63)
Plan termination	0	0
Benefit obligation at end of period	1,169	1,115	1,056
Change in plan assets
Plan assets at beginning of period	1,404	1,345
Fair value of plan assets of acquired plans	0	386
Actual return (loss) on plan assets	245	(270)
Employer contributions	6	0
Benefits paid	(66)	(57)
Plan assets at end of period	1,589	1,404	1,345
Funded status at December 31	420	289
Information for Retirement Plans with a benefit obligation in excess of plan assets
Projected and accumulated benefit obligations	54	54
Reported in Consolidated Balance Sheets
Net funded status of Retirement Plans	420	289
Retirement Plans | Other Assets
Reported in Consolidated Balance Sheets
Pension assets	474	343
Retirement Plans | Other Liabilities
Reported in Consolidated Balance Sheets
Unfunded Supplemental and Executive Retirement Plans (other liabilities)	(54)	(54)
Postretirement Plans
Change in benefit obligation
Benefit obligation at beginning of period	0	0
Projected benefit obligation of acquired plans	0	28
Service cost	0	0
Interest cost	0	0
Actuarial loss (gain)	0	0
Benefits paid	0	(1)
Plan termination	0	(27)
Benefit obligation at end of period	0	0	0
Change in plan assets
Plan assets at beginning of period	0	0
Fair value of plan assets of acquired plans	0	0
Actual return (loss) on plan assets	0	0
Employer contributions	0	0
Benefits paid	0	0
Plan assets at end of period	0	0	$ 0
Funded status at December 31	0	0
Information for Retirement Plans with a benefit obligation in excess of plan assets
Projected and accumulated benefit obligations	0	0
Reported in Consolidated Balance Sheets
Net funded status of Retirement Plans	0	0
Postretirement Plans | Other Assets
Reported in Consolidated Balance Sheets
Pension assets	0	0
Postretirement Plans | Other Liabilities
Reported in Consolidated Balance Sheets
Unfunded Supplemental and Executive Retirement Plans (other liabilities)	$ 0	$ 0